         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT U
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT V
                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

         SUPPLEMENT DATED FEBRUARY 26, 2009 TO PROSPECTUSES DATED APRIL
                   28, 2008, JUNE 16, 2008 OR AUGUST 18, 2008

This Supplement is intended to supplement prospectuses dated April 28, 2008, June 16, 2008 or August 18, 2008, describing certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) ("JHUSA"), John Hancock Life Insurance Company of New York ("JHNY"), John Hancock Life Insurance Company ("JHLICO") or John Hancock Variable Life Insurance Company ("JHVLICO"). We call each of these prospectuses an "Annuity Prospectus." The Annuity Prospectuses bear the title of one or more of the following variable annuity contracts:

           Venture(R) Variable Annuity                 Declaration Variable Annuity
           Wealthmark Variable Annuity                 Independence Variable Annuity
          Venture III(R) Variable Annuity           Independence 2000 Variable Annuity
          Wealthmark ML3 Variable Annuity         Independence Preferred Variable Annuity
       Venture Vantage(R) Variable Annuity                 Patriot Variable Annuity
       Venture Vision(R) Variable Annuity            Revolution Access Variable Annuity
Venture Opportunity(R) A Share Variable Annuity      Revolution Extra Variable Annuity
Venture Opportunity(R) B Share Variable Annuity      Revolution Value Variable Annuity
       Venture Strategy(R) Variable Annuity         Revolution Value II Variable Annuity
          Accommodator Variable Annuity               Wealth Builder Variable Annuity
        Accommodator 2000 Variable Annuity             GIFL Rollover Variable Annuity

You should read this Supplement together with the Annuity Prospectus for the Contract you purchase(d), and retain both documents for future reference. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center: JHUSA at 1-800-344-1029; JHNY at 1-800-551-2078; or JHLICO and JHVLICO at 1-800- 824-0335 to request a free copy. You may also visit our websites at www.jhannuities.com or www.jhannuitiesnewyork.com.

CHANGE IN OUR STANDARD & POOR'S RATING

Effective February 24, 2009, Standard & Poor changed our rating from AAA (Extremely strong financial security characteristics; 1st of 21 categories and sub-categories) to AA+ (Very strong financial security characteristics; 2nd of 21 categories and sub-categories). We have amended and restated our disclosure by replacing the ratings table that appears in the "General Information about Us, the Separate Account(s) and the Portfolios" section of your Annuity Prospectus with the following table:

AA+                     Very strong financial security characteristics; 2nd of 21 categories and sub-categories
Standard & Poor's

A++                     Superior ability to meet ongoing obligations to policyholders; 1st of 16 categories and sub-categories
A.M. Best

AA+                     Very strong capacity to meet policyholder and contract obligations; 2nd of 24 categories and sub-categories
Fitch

Aa1                     Excellent in financial strength; 2nd of 21 categories and sub- categories
Moody's

These ratings are current as of the date of this Supplement and are subject to change.

0209: 1303159   333-70728  333-70864    333-83558    333-146699  033-82646
                333-70850  333-146591   333-138846   333-81103   033-82648
                333-71072  333-146698   333-61283    002-38827   033-64947
                333-71074  333-149421   033-46217    033-34813   333-84769
                333-70730  033-79112    333-146590   033-15672   333-84767
                                                                 333-81127